UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23320

 NAME OF REGISTRANT:                     Procure ETF Trust I



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 16 Firebush Road
                                         Levittown, PA 19056

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Robert Tull
                                         16 Firebush Road
                                         Levittown, PA 19056

 REGISTRANT'S TELEPHONE NUMBER:          866-690-3837

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


LGBTQ + ESG100 ETF
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Procure ETF Trust I
By (Signature)       /s/ Robert Tull
Name                 Robert Tull
Title                President
Date                 08/11/2021